Basis of Presentation	6 Months Ended
Jun. 30, 2026
Basis of Presentation [Abstract]
Basis of Presentation
Note 1 - Basis of Presentation
Accounting Policies
These interim financial statements of the Genmab Group (Genmab or the Company) have been prepared in accordance with IAS 34 (Interim Financial Reporting) as issued by the International Accounting Standards Board (IASB) and in accordance with IAS 34 as endorsed by the European Union (EU) and additional Danish disclosure requirements for interim reports of listed companies. The interim report has not been audited or reviewed by Genmab’s external auditors.
The interim report has been prepared using the same accounting policies as outlined in Section 1 – Basis of Presentation in the financial statements in the Genmab 2025 Annual Report (Annual Report), except as noted below. A number of amended standards became applicable for the current reporting period. There was no impact to Genmab’s financial statements as a result of adopting these amended standards. These interim financial statements should be read in conjunction with the Annual Report.
(In all accompanying tables, amounts of U.S. dollars are expressed in millions, except per share amounts, unless otherwise noted).
Derivative Financial Instruments
The Company is exposed to certain risks relating to its ongoing financial arrangements. The risk managed using derivative instruments is to reduce variability in interest cash flows on its floating-rate debt. Interest rate swaps are entered into to manage interest rate risk associated with the Company’s floating-rate debt. The use of financial derivatives is governed by the Company’s policies approved by the Board of Directors, which provide written principles on the use of financial derivatives consistent with the Company’s risk management strategy. As a matter of policy, Genmab does not use highly leveraged derivative instruments, nor does Genmab use financial instruments for speculative purposes.
IFRS 9 “Financial Instruments” requires entities to recognize all derivative instruments as either assets or liabilities in the Condensed Consolidated Balance Sheets at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and, further, on the type of hedging relationship.

The derivatives are designated as cash flow hedges and qualify for hedge accounting treatment. Changes in the fair value of derivative hedging instruments are initially recognized in Other Comprehensive Income (“OCI”) to the extent that the hedge is effective, and accumulated in Other reserves (net of taxes), a component of equity. Amounts accumulated in equity are subsequently reclassified to net profit in the period(s) in which the hedged item affects net profit, and are presented in the same line item in the Condensed Consolidated Statements of Comprehensive Income as the underlying hedged item (i.e., in “interest expense on borrowings” when the hedged transactions are interest cash flows associated with floating-rate debt).To the extent that the hedge is ineffective, changes in fair value are recognized in the Condensed Consolidated Statements of Comprehensive Income within Financial Income/Financial Expense.

Hedge effectiveness is determined at the inception of the hedge relationship and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument at inception of and throughout the hedged term.

The hedge ratio for each designation will be established by comparing the quantity of the hedging instrument and the quantity of the hedged item to determine their relative weighting. For all of the Company’s existing hedge relationships the hedge ratio has been determined as 1:1. Designated hedges are expected to be effective and therefore the impact of ineffectiveness on profit and loss is not expected to be material.

Hedge accounting is discontinued prospectively when the hedging instrument expires or is sold, terminated, exercised or no longer qualifies for hedge accounting. When hedge accounting is discontinued, any gain or loss recognized in Other Comprehensive Income at that time remains in equity and is recognized in the Condensed Consolidated Statements of Comprehensive Income when the hedged transaction is ultimately recognized in profit or loss.

If it becomes probable that a forecasted transaction will not occur, previously deferred gains and losses related to those forecasted transactions would be recognized in profit or loss in the Condensed Consolidated Statements of Comprehensive Income in the current period.

Genmab’s designated derivative contracts consist of interest rate swap agreements, which effectively modify the Company’s exposure to interest rate risk by converting a portion of the Company’s floating-rate debt to a fixed-rate basis (for interest rate swap arrangements) for approximately two years, thus reducing the impact of interest-rate changes on future interest expense. These agreements involve the receipt of floating-rate amounts in exchange for fixed-rate interest payments without an exchange of the underlying notional amount.

Information about Geographical Areas
Genmab is managed and operated as one business unit, which is reflected in the organizational structure and internal reporting. No separate lines of business or separate business entities have been identified with respect to any licensed products, product candidates, product sales or geographical markets and no segment information is currently prepared for internal reporting. Refer to Note 2.2 in the Annual Report for further details.